Mortgage banking activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mortgage servicing rights fair value adjustments	$ (27,771)	$ (8,477)	$ (36,519)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	33	(420)
Total trading account (loss) profit	994	(208)	(817)
Total mortgage banking activities	32,093	52,802	25,496
Mortgage banking activities
Mortgage servicing fees	46,952	49,532	48,300
Mortgage servicing rights fair value adjustments	(27,430)	(8,477)	(36,519)
Total mortgage servicing fees, net of fair value adjustments	19,522	41,055	11,781
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	18,817	9,424	17,088
Unrealized (losses) gains on outstanding derivative positions	0	(253)	184
Realized (losses) gains on closed derivative positions	(6,246)	2,576	(3,557)
Total trading account (loss) profit	(6,246)	2,323	(3,373)
Total mortgage banking activities	$ 32,093	$ 52,802	$ 25,496